PGIM Jennison Better Future ETF Expense Example, No Redemption - PGIM Jennison Better Future ETF - No Share Class	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 60
Expense Example, No Redemption, 3 Years	189
Expense Example, No Redemption, 5 Years	329
Expense Example, No Redemption, 10 Years	$ 738